Drawdown Equity Financing Agreement	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Drawdown Equity Financing Agreement	NOTE 5 - DRAWDOWN EQUITY FINANCING AGREEMENT During the three months ended September 30, 2012 no additional sales have been made in accordance with this agreement.